Employee Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 CLP ($)
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Current service cost related to continuing operations	$ 1,063,547
Net interest cost related to continuing operations	759,311
Actuarial losses related to continuing operations	$ 830,089